Finance Income and Finance Expense	6 Months Ended
Jun. 30, 2023
Income, expense, gains or losses of financial instruments [abstract]
Finance Income and Finance Expense

5. FINANCE INCOME AND FINANCE EXPENSE

	SIX MONTHS ENDED JUNE 30,
	2022	2023
Change in fair value of Stock Warrants	$4,945	$167
Interest Income	6	975
Foreign exchange gain	-	35,662
Other	188	-
Finance income	$5,139	$36,804

Interest expense (cash)	$(12,257)	$(15,037)
Interest expense (non-cash)	(3,669)	(5,809)
Lease liability interest expense (Note 19)	(1,640)	(2,355)
Change in fair value of instrument financing arrangement (Note 17)	(1,612)	(10,966)
Foreign exchange loss	(74,721)	-
Financing fees	(1,416)	(18)
Finance expense	$(95,315)	$(34,185)